8. STOCK OPTIONS AND WARRANTS: Schedule of Warrants Activity (Tables)	12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2023
Tables/Schedules
Schedule of Warrants Activity

The continuity of warrants for the year ended September 30, 2025 is as follows:

Expiry date		Exercise price	September 30, 2024	Issued	Exercised	Expired	September 30, 2025
March 15, 2025		$0.50	87,860	-	-	(87,860)	-
May 19, 2025		$0.625	1,000,000	-	-	(1,000,000)	-
October 19, 2026		$0.30	1,250,000	-	-	-	1,250,000
December 28, 2026		$0.30	100,000	-	-	-	100,000
April 11, 2027	(a)	$0.20	6,500,000	-	(620,000)	-	5,880,000
June 21, 2028		$0.35	2,500,000	-	-	-	2,500,000
June 28, 2028		$0.35	1,099,250	-	-	-	1,099,250
July 18, 2028		$0.35	556,250	-	-	-	556,250
April 9, 2028	(b)	$0.15	-	13,500,000	(420,000)	-	13,080,000
July 31, 2029		$0.35	-	1,233,500			1,233,500
August 12, 2029		$0.35	-	5,000,000			5,000,000
Outstanding			13,093,360	19,733,500	(1,040,000)	(1,087,860)	30,699,000
Weighted average exercise price			$0.29	$0.21	$0,18	$0.61	$0.23

The continuity of warrants for the year ended September 30, 2024 is as follows:

Expiry date	Exercise price	September 30, 2023	Issued	Exercised	Expired	September 30, 2024
May 19, 2025	$0.625	1,000,000	-	-	-	1,000,000
March 15, 2025	$0.50	87,860	-	-	-	87,860
October 19, 2026	$0.30	-	1,250,000	-	-	1,250,000
December 28, 2026	$0.30	-	100,000	-	-	100,000
April 11, 2027	$0.20	-	6,500,000	-	-	6,500,000
June 21, 2028	$0.35	-	2,500,000	-	-	2,500,000
June 28, 2028	$0.35	-	1,099,250	-	-	1,099,250
July 18, 2028	$0.35	-	556,250	-	-	556,250
Outstanding		1,087,860	12,005,500	-	-	13,093,360
Weighted average exercise price		$0.61	$0.26	$Nil	$Nil	$0.29

The continuity of warrants for the year ended September 30, 2023 is as follows:

Expiry date		Exercise price	September 30, 2022	Issued	Exercised	Expired	September 30, 2023
October 9, 2022		$1.00	767,037	-	-	(767,037)	-
March 15, 2023	(a)	$0.25	3,820,000	-	(87,860)	(3,732,140)	-
May 19, 2025		$0.625	1,000,000	-	-	-	1,000,000
March 15, 2025	(b)	$0.50	-	87,860	-	-	87,860
Outstanding			5,587,037	87,860	(87,860)	(4,499,177)	1,087,860
Weighted average exercise price			$0.59	$0.50	$0.25	$0.38	$0.61